SCHEDULE H, LINE 4i – SCHEDULE OF ASSETS (HELD AT END OF YEAR)	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Schedule of Asset Held for Investment [Line Items]
SCHEDULE H, LINE 4i – SCHEDULE OF ASSETS (HELD AT END OF YEAR)
WABTEC SAVINGS PLAN
PLAN NUMBER 004
EMPLOYER IDENTIFICATION NUMBER 25-1615902
SCHEDULE H, LINE 4i – SCHEDULE OF ASSETS (HELD AT END OF YEAR)
DECEMBER 31, 2025

Identity of Issuer	Description of Asset	Fair Value
Fidelity	Fidelity Blue Chip Growth Commingled Pool*	$305,493,892
Fidelity	Fidelity 500 Index Fund *	189,911,465
Fidelity	Fidelity Freedom 2035 Fund K6 *	148,261,954
Fidelity	Fidelity Freedom 2030 Fund K6 *	134,269,082
Fidelity	Fidelity Freedom 2040 Fund K6 *	121,160,135
Fidelity	Fidelity Freedom 2045 Fund K6 *	90,242,407
Fidelity	Fidelity Freedom 2050 Fund K6 *	84,336,447
Fidelity	Fidelity Freedom 2025 Fund K6 *	71,552,033
Wabtec	Wabtec Stock Fund *	65,612,036
Fidelity	Fidelity Managed Income Portfolio II Class II *	65,550,901
Fidelity	Fidelity Freedom 2055 Fund K6 *	63,536,388
Fidelity	Brokeragelink *	48,560,404
Vanguard	Mid Cap Index Fund	47,733,955
Vanguard	Equity Income Fund Admiral	43,977,864
Wabtec Savings Plan	Participant Loan Fund* (interest rates range from 3.25% to 10.5%)	37,595,443
Allspring	Allspring Core Bond E1	35,351,598
Vanguard	Total International Stock Index Fund	31,509,327
Fidelity	Fidelity Freedom 2060 Fund K6 *	30,215,428
Vanguard	Total Bond Market Index Fund	27,736,745
Fidelity	Fidelity Freedom 2020 Fund K6 *	23,312,682
Fidelity	Fidelity Overseas Fund K *	22,607,960
Fidelity	Fidelity® Small Cap Growth K6 Fund *	22,130,786
Fidelity	Fidelity Small Cap Index *	19,715,192
Vanguard	Emerging Markets Stock Index Fund	17,642,107
BlackRock	BlackRock High Yield Portfolio Fund K	15,349,340
Fidelity	Fidelity Low-Priced Stock K6 Fund *	13,534,835
Capital Research and Management Company	American Funds EuroPacific Fund Class R6	12,858,293
Fidelity	Fidelity Freedom 2065 Fund K6 *	12,801,345
Fidelity	Fidelity Freedom 2015 Fund K6 *	11,203,840
Allspring	Allspring Special Mid Cap Value Fund - Class R6	9,448,085
Fidelity	Fidelity Freedom Retire Fund K6 *	5,613,684
Fidelity	Fidelity Freedom 2010 Fund K6 *	3,792,511
Fidelity	Fidelity Freedom 2070 Fund K6 *	1,309,114
Fidelity	Fidelity Money Market Trust Retirement Government Money Market II *	1,243,856
		$1,835,171,134

* Offered by an issuer considered to be a party-in-interest.